Research and Development Costs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Research and Development Costs
Research and development costs	€ 11,080	€ 9,414	€ 34,811	€ 25,745